Acquisitions - Acquisition Date Fair Value (Details) - Higi SH Holdings Inc. $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Carrying value of existing equity interest	$ 11,274
Gain on remeasurement of existing equity interest	10,495
Fair value of non-controlling interest	64,274
Acquisition date fair value of Higi	86,043
Accounts receivable	2,314
Property, plant and equipment	17,618
License arrangements	2,650
Trade names	3,100
Developed technology	5,900
Deferred tax liability	(730)
Other assets and liabilities, net	(5,983)
Net assets acquired	24,869
Goodwill	$ 61,174